Consolidated Statement of Changes in Stockholders' Equity - EUR (€)	Total	Common stock [member]	Treasury shares [member]	Additional paid-in capital [member]	Other Comprehensive Income Reserve [member]	Accumulated Income/(Deficit) [member]
Beginning balance at Dec. 31, 2018	€ 488,372,634	€ 31,839,572	€ (10,398,773)	€ 619,908,453	€ (210,890)	€ (152,765,728)
Statement [LineItems]
Beginning balance, shares		31,839,572	281,036
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	6,654,470	€ 0	€ 0	6,654,470	0	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	3,773,554	€ 118,386	€ 0	3,655,168	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		118,386	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 1,934,043	(1,934,043)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(52,328)
Transfer of Treasury Stock to Members of the Management Board	0	€ 0	€ 107,480	(107,480)	0	0
Transfer of Treasury Stock to Members of the Management Board, Shares		0	(2,908)
Change in Fair Value of Shares through Other Comprehensive Income	(1,160,160)	€ 0	€ 0	0	(1,160,160)	0
Foreign Currency Translation Differences from Consolidation	75,332	0	0	0	75,332	0
Consolidated Net Profit / (Loss)	(103,014,058)	0	0	0	0	(103,014,058)
Total Comprehensive Income	(104,098,886)	0	0	0	(1,084,828)	(103,014,058)
Ending balance at Dec. 31, 2019	394,701,772	€ 31,957,958	€ (8,357,250)	628,176,568	(1,295,718)	(255,779,786)
Statement [LineItems]
Ending balance, shares		31,957,958	225,800
Beginning balance, shares		31,957,958	225,800
Capital Increase, Net of Issuance Cost	80,498,098	€ 907,441	€ 0	79,590,657	0	0
Capital Increase, Net of Issuance Cost, shares		907,441	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	7,455,761	€ 0	€ 0	7,455,761	0	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	785,623	€ 24,647	€ 0	760,976	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		24,647	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 3,488,506	(3,488,506)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(94,386)
Change in Fair Value of Shares through Other Comprehensive Income	1,260,132	€ 0	€ 0	0	1,260,132	0
Foreign Currency Translation Differences from Consolidation	2,247,005	0	0	0	2,247,005	0
Consolidated Net Profit / (Loss)	97,890,576	0	0	0	0	97,890,576
Total Comprehensive Income	101,397,713	0	0	0	3,507,137	97,890,576
Ending balance at Dec. 31, 2020	621,322,017	€ 32,890,046	€ (4,868,744)	748,978,506	2,211,419	(157,889,210)
Statement [LineItems]
Ending balance, shares		32,890,046	131,414
Equity component of the convertible bond	36,483,050	€ 0	€ 0	36,483,050	0	0
Equity Component of the Convertible Bond, shares		0	0
Beginning balance, shares		32,890,046	131,414
Capital Increase, Net of Issuance Cost	84,638,605	€ 1,337,552	€ 0	83,301,053	0	0
Capital Increase, Net of Issuance Cost, shares		1,337,552	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	2,587,931	€ 0	€ 0	2,587,931	0	0
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments, shares		0	0
Exercise of Stock Options Issued	241,234	€ 4,345	€ 0	236,889	0	0
Exercise of Stock Options Issued, shares		4,345	0
Transfer of Treasury Stock for Long-Term Incentive Programs	0	€ 0	€ 1,783,690	(1,783,690)	0	0
Transfer of Treasury Stock for Long-Term Incentive Programs, shares		0	(48,260)
Foreign Currency Translation Differences from Consolidation	50,546,172	€ 0	€ 0	0	50,546,172	0
Consolidated Net Profit / (Loss)	(514,460,016)	0	0	0	0	(514,460,016)
Total Comprehensive Income	(463,913,844)	0	0	0	50,546,172	(514,460,016)
Ending balance at Dec. 31, 2021	€ 244,875,943	€ 34,231,943	€ (3,085,054)	€ 833,320,689	€ 52,757,591	€ (672,349,226)
Statement [LineItems]
Ending balance, shares		34,231,943	83,154